UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 09/30/2010


Check here if Amendment [ ]; Amendment Number:  ____
   This Amendment (Check only one.):  [  ]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc Roland
Title:   Director Financial Planning
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Marc Roland		    Solana Beach, CA              10/29/2010
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total: 156361000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204     2894   137037 SH       Sole                   131787              5250
AFLAC Inc.                     COM              001055102     2997    57959 SH       Sole                    56189              1770
Abbott Labs                    COM              002824100      248     4752 SH       Sole                     4752
Allegheny Technologies         COM              01741r102     1933    41625 SH       Sole                    39460              2165
Apache Petroleum               COM              037411105     2831    28958 SH       Sole                    27843              1115
Apollo Group                   COM              037604105     3713    72305 SH       Sole                    70159              2146
Babcock & Wilcox Company       COM              05615f102     1041    48919 SH       Sole                    48122               797
Baker Hughes                   COM              057224107     2149    50435 SH       Sole                    48595              1840
CVS Corp Del                   COM              126650100      878    27910 SH       Sole                    26105              1805
Carnival Cruise Lines          COM              143658300     1182    30945 SH       Sole                    28620              2325
Cerner Corp                    COM              156782104     1887    22472 SH       Sole                    21262              1210
Chevron Texaco Corp.           COM              166764100     2507    30926 SH       Sole                    30106               820
Citrix Systems                 COM              177376100     1062    15560 SH       Sole                    14390              1170
Coca Cola                      COM              191216100      352     6019 SH       Sole                     6019
Consumer Discretionary Select  COM              81369y407      470    14081 SH       Sole                    13841               240
Consumer Staples Select Sector COM              81369Y308      567    20335 SH       Sole                    19760               575
Covidien Ltd                   COM              g2554f105     1646    40950 SH       Sole                    38375              2575
Danaher Corp Del               COM              235851102     1373    33800 SH       Sole                    32010              1790
Dentsply Intl Inc.             COM              249030107     1346    42102 SH       Sole                    41797               305
Edwards Lifesciences           COM              28176e108      754    11250 SH       Sole                    10300               950
Equal Weight Health Care - Ryd COM              78355w841     1012    17510 SH       Sole                    17145               365
Expeditors International       COM              302130109      237     5120 SH       Sole                     4120              1000
Exxon Mobil                    COM              30231G102      718    11616 SH       Sole                    11616
Financial Select Sector - SPDR COM              81369Y605      688    47990 SH       Sole                    46900              1090
Flir Systems                   COM              302445101     2464    95880 SH       Sole                    92150              3730
General Electric               COM              369604103     3355   206432 SH       Sole                   198077              8355
Google Inc.                    COM              38259p508     4616     8779 SH       Sole                     8429               350
Hansen Natural                 COM              411310105     1039    22280 SH       Sole                    19910              2370
IBM                            COM              459200101     1886    14063 SH       Sole                    14063
Icon PLC ADR                   COM              45103t107      761    35215 SH       Sole                    32635              2580
Intercontinental Exchange      COM              45865v100     2281    21785 SH       Sole                    20670              1115
JP Morgan Chase & Co.          COM              46625H100     3057    80333 SH       Sole                    77293              3040
Johnson & Johnson              COM              478160104     3824    61725 SH       Sole                    59785              1940
MSCI Emerging Markets Index Fu COM              464287234    11078   247434 SH       Sole                   239579              7855
MSCI Pacific ex-Japan - iShare COM              464286665     2632    59407 SH       Sole                    56412              2995
MSCI Singapore - iShares       COM              464286673     6193   468485 SH       Sole                   451730             16755
MSCI Switzerland - iShares     COM              464286749     3703   162265 SH       Sole                   156205              6060
McDermott International        COM              580037109     1582   107040 SH       Sole                   103180              3860
Medtronic, Inc.                COM              585055106     2932    87319 SH       Sole                    83064              4255
Microsoft Corp.                COM              594918104     1351    55170 SH       Sole                    54375               795
NextEra Energy                 COM              65339f101     1381    25393 SH       Sole                    24993               400
Nice Systems Ltd               COM              653656108      893    28550 SH       Sole                    25900              2650
Norfolk Southern Corp.         COM              655844108      238     3993 SH       Sole                     3993
Paychex                        COM              704326107     1359    49442 SH       Sole                    48737               705
Pepsico Inc.                   COM              713448108     4147    62412 SH       Sole                    59567              2845
PetMed Express Inc.            COM              716382106      187    10700 SH       Sole                    10700
Potash Corp. of Saskatchewan   COM              73755L107      853     5924 SH       Sole                     5843                81
Qualcomm                       COM              747525103     5202   115264 SH       Sole                   111174              4090
Resmed                         COM              761152107     1195    36420 SH       Sole                    32350              4070
Russell Mid-Cap Growth - iShar COM              464287481     3226    64746 SH       Sole                    61796              2950
Russell Mid-Cap Index Fund - i COM              464287499      736     8148 SH       Sole                     8118                30
Russell Small-Cap Growth - iSh COM              464287648     2121    28372 SH       Sole                    27662               710
Russell Small-Cap Index Fund - COM              464287655      749    11095 SH       Sole                    11045                50
Russell Small-Cap Value - iSha COM              464287630     1339    21597 SH       Sole                    21152               445
S&P Global Basic Matls Sector  COM              464288695      208     3286 SH       Sole                     3226                60
S&P Global Energy Sector - iSh COM              464287341     1221    36074 SH       Sole                    35290               784
S&P Global Industrial Index -  COM              464288729      491    10070 SH       Sole                     9820               250
S&P Global Technology Index -  COM              464287291      920    16565 SH       Sole                    16245               320
S&P Global Telecom Sector - iS COM              464287275      318     5567 SH       Sole                     5477                90
S&P Latin America - iShares    COM              464287390     3106    61455 SH       Sole                    59025              2430
SEI Investments                COM              784117103     3957   194530 SH       Sole                   187160              7370
SPDR S&P BRIC 40               COM              78463x798     2780   107568 SH       Sole                   104558              3010
Telefonica SA                  COM              879382208      382     5155 SH       Sole                     4355               800
Teva Pharmaceutical Industries COM              881624209     4563    86495 SH       Sole                    83415              3080
Toronto Dominion Bank          COM              891160509     2255    31201 SH       Sole                    30106              1095
Toyota Motor CP ADR New        COM              892331307      276     3850 SH       Sole                     3850
Vanguard Total Stock Market ET COM              922908769      304     5212 SH       Sole                     5212
Verizon Communications         COM              92343V104     1649    50589 SH       Sole                    49564              1025
Visa                           COM              92826c839     3830    51580 SH       Sole                    49570              2010
WP PLC ADS                     COM              92933h101     3213    57711 SH       Sole                    55871              1840
WalMart                        COM              931142103     3741    69907 SH       Sole                    67578              2329
Absolute Strategies            OAS              34984t600     5089   472982 SH       Sole                   462376             10606
Gold Trust - SPDR              OAS              78463v107     7192    56224 SH       Sole                    55324               900